Stockholders' Deficit (Tables)	6 Months Ended
Jun. 30, 2020
Disclosure Text Block Supplement [Abstract]
Schedule of warrant activity
			Weighted
		Weighted	Average
		Average	Remaining	Aggregate
	Number of	Exercise	Contractual	Intrinsic
Warrants	Shares	Price	Term	Value
Balance Outstanding, December 31, 2019	502,250	$0.57	3.98	$-
Granted	1,500,000	0.80	5.0	-
Forfeited	-	-	-	-
Exercised	-	-	-	-
Expired	-	-	-	-
Balance Outstanding, June 30, 2020	2,002,250	$0.74	4.48	$1,457,408

Exercisable, June 30, 2020	502,250	$0.57	3.48	$452,408

Schedule of option activity
			Weighted
		Weighted	Average
		Average	Remaining	Aggregate
	Number of	Exercise	Contractual	Intrinsic
Options	Shares	Price	Term	Value
Balance Outstanding, December 31, 2019	1,000,000	$0.75	9.05	$-
Granted	800,000	0.75	10	-
Forfeited	-	-	-	-
Exercised	-	-	-	-
Expired	-	-	-	-
Balance Outstanding, June 30, 2020	1,800,000	$0.75	9.01	$1,296,000

Exercisable, June 30, 2020	1,012,500	$0.75	8.75	$729,000